Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenue:
Gross revenue	$ 506,404	$ 469,626	$ 982,948	$ 888,685
Reimbursable expenses	(130,384)	(135,407)	(257,294)	(237,677)
Net revenue	376,020	334,219	725,654	651,008
Costs and expenses:
Direct costs	227,188	214,231	443,328	416,592
Selling, general and administrative expense	87,622	77,548	166,570	153,112
Depreciation and amortization	12,922	11,520	24,470	22,976
Restructuring and other items		4,621		9,033
Total costs and expenses	327,732	307,920	634,368	601,713
Income from operations	48,288	26,299	91,286	49,295
Interest income	259	274	607	455
Interest expense	(297)	(374)	(554)	(740)
Income before provision for income taxes	48,250	26,199	91,339	49,010
Provision for income taxes	(7,467)	(3,720)	(14,361)	(7,486)
Net income	$ 40,783	$ 22,479	$ 76,978	$ 41,524
Net income per Ordinary Share:
Basic	$ 0.66	$ 0.37	$ 1.24	$ 0.69
Diluted	$ 0.64	$ 0.36	$ 1.22	$ 0.67
Weighted average number of Ordinary Shares outstanding:
Basic	61,934,923	60,724,296	61,855,783	60,555,945
Diluted	63,343,269	61,898,903	63,290,292	61,607,757